Document and Entity Information Document	Sep. 23, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 23, 2020
Entity File Number	001-01072
Entity Registrant Name	POTOMAC ELECTRIC POWER COMPANY
Entity Tax Identification Number	53-0127880
Entity Address, Address Line One	701 Ninth Street, N.W.
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20068
City Area Code	(202)
Local Phone Number	872-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000079732
Amendment Flag	false
Entity Emerging Growth Company	false
DISTRICT OF COLUMBIA
Document Information [Line Items]
Entity Incorporation, State or Country Code	DC
VIRGINIA
Document Information [Line Items]
Entity Incorporation, State or Country Code	VA